Expense Example, No Redemption {- Fidelity Total Emerging Markets Fund} - 10.31 Fidelity Total Emerging Markets Fund - AMCIZ PRO-15 - Fidelity Total Emerging Markets Fund	Dec. 30, 2021 USD ($)
Fidelity Advisor Total Emerging Markets Fund: Class A
Expense Example, No Redemption:
1 Year	$ 706
3 Years	981
5 Years	1,277
10 Years	2,116
Fidelity Advisor Total Emerging Markets Fund: Class M
Expense Example, No Redemption:
1 Year	513
3 Years	855
5 Years	1,221
10 Years	2,247
Fidelity Advisor Total Emerging Markets Fund: Class C
Expense Example, No Redemption:
1 Year	214
3 Years	661
5 Years	1,134
10 Years	2,250
Fidelity Advisor Total Emerging Markets Fund: Class I
Expense Example, No Redemption:
1 Year	111
3 Years	347
5 Years	601
10 Years	1,329
Fidelity Advisor Total Emerging Markets Fund: Class Z
Expense Example, No Redemption:
1 Year	98
3 Years	306
5 Years	531
10 Years	$ 1,178